Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net (loss) income	$ (6,951,698)	$ (1,673,735)	$ 145,723
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities
Income from accounts payable written-off	(146,662)
Realized actuarial gain	(46,805)
Write down of other assets			1,972
Depreciation, depletion and amortization	698,851	876,676	1,156,494
Amortization of deferred charges	72,756	57,418	41,216
Share-based compensation	3,007,081	247,817
Issuance of shares for compensation of non-employee services	155,556
Changes in operating assets and liabilities
Accounts receivable	(1,046,645)	409,599	244,790
Other receivables			884,849
Due from related parties - current			107,709
Other assets - current	(287,352)	(77,419)	84,207
Other assets - non current	(70,509)	(184,344)	(48,784)
Accounts payable	(473,498)	(109,428)	(180,777)
Other current liabilities	(15,129)	11,296	(133)
Accrued expenses	(147,015)	25,373	(52,769)
Taxes payable	(3,680)	4,036	(155,554)
Provision of post-employment benefit	68,701	(27,083)	(303,989)
Net cash (used in) provided by operating activities	(5,186,048)	(439,794)	1,920,219
Cash flows from investing activities
Oil and gas exploration and development costs	(357,333)	(545,579)	(228,389)
Purchase of property and equipment			(2,168)
Deferred charges		(500,000)	(783,123)
Repayment from a related party			160,100
Net cash used in investing activities	(357,333)	(1,045,579)	(853,580)
Cash flows from financing activities
Proceeds from IPO		13,650,007
Payment for IPO cost (offering cost)		(525,931)	(443,315)
(Repayment of) Proceeds from bank loan	(125,289)	174	(746,398)
Loan from related parties			2,360,000
Repayment of long term loan to a third party	(1,000,000)
Net cash (used in) provided by financing activities	(1,125,289)	13,124,250	1,170,287
Net change in cash and cash equivalents, and restricted cash	(6,668,670)	11,638,877	2,236,926
Cash and cash equivalents, and restricted cash at beginning of year	16,072,169	4,433,292	2,196,366
Cash and cash equivalents, and restricted cash at end of year	9,403,499	16,072,169	4,433,292
Supplementary disclosure of cash flow information:
Cash paid for: Interest	10,891	11,991	19,614
Cash paid for: Income tax
Non-cash investing and financing activities
Shareholder debts converted to capital contribution			24,298,700
Buyout of non-controlling interests			163,401
NCI subscription receivables transferred to the Company			22,955
Asset retirement obligations	$ 364,272	$ 118,640	$ 89,844